Cover	12 Months Ended
Dec. 31, 2021 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	333-207107
Entity Registrant Name	EHAVE, INC
Entity Central Index Key	0001653606
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	100 SE 2nd St
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	244,523,925
ICFR Auditor Attestation Flag	false
Auditor Firm ID	76
Auditor Name	Turner, Stone & Company, LLP
Auditor Location	Dallas, Texas